Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation
Schedule of income tax expense

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Current taxes	42.8	36.9	99.3	78.9
Deferred income taxes	(1.9)	11.6	(8.3)	13.6
Total taxation expense	40.9	48.5	91.0	92.5
(a)	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information.